Derivative Instruments - Interest Rate Swap Agreements (Detail) - Interest Rate Swaps [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Amount	$ 1,974,967,000
Fair Value / Carrying Amount of Assets (Liability)	$ (203,106,000)
Minimum [Member]
Derivative [Line Items]
Derivative, lower range (as a percent)	0.30%	0.30%
Maximum [Member]
Derivative [Line Items]
Derivative, higher range (as a percent)	4.00%	3.25%
Swap Agreement One [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 600,000,000
Fair Value / Carrying Amount of Assets (Liability)	$ (151,049,000)
Weighted- Average Remaining Term (years)	7 years 10 months 8 days
Fixed interest rates based on interest rate swaps	5.00%
Swap Agreement Two [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	$ 1,374,967,000
Fair Value / Carrying Amount of Assets (Liability)	$ (52,057,000)
Weighted- Average Remaining Term (years)	4 years 10 months 8 days
Fixed interest rates based on interest rate swaps	2.60%